Shareholders' Equity (Details 2) - Restricted Stock Units (RSUs) [Member] $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) shares
Number of RSUs
Options outstanding, beginning balance	168,869
Granted	388,020
Vested	(84,176)
Cancelled	(23,900)
Options outstanding, ending balance	448,813
Weighted average remaining contractual term (in years)
Options outstanding, beginning balance, Weighted average remaining contractual term (in years)	1 year 4 months 24 days
Options outstanding, ending balance, Weighted average remaining contractual term (in years)	1 year 6 months 10 days
Aggregate intrinsic value
Outstanding, beginning balance | $	$ 1,253
Outstanding, ending balance | $	$ 3,824